Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Loans to Related Parties

Related party activity for the years ended December 31, 2014 and 2013 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

At or for the Years Ended December 31,	2014	2013
Balance, beginning of year	$50,417	$57,821
Additions	1,049	1,845
Other reductions(1)	(123)	(574)
Repayments	(13,276)	(8,675)

Balance, end of year	$38,066	$50,417

(1)	Represents balances at the beginning of the period for related parties who left the Company during the course of the year.

Summary of Leases

Terms of these five agreements at December 31, 2014 are as follows:

SUMMARY OF LEASES WITH AFFILIATES

December 31, 2014	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	2 five-year terms	Fixed
October 2017(1)	1,354	2 five-year terms	CPI
August 2025(2)	527	4 five-year terms	Fixed
January 2027	174	4 five-year terms	Fixed
June 2029(3)	269	4 five-year terms	CPI

(1)	This lease was amended in January 2015 retroactive to November 2014 and previously had an expiration in October 2027.
(2)	This lease is recorded as a $4.4 million obligation under capital lease at December 31, 2014.
(3)	This lease is recorded as a $2.7 million obligation under capital lease at December 31, 2014.